Note 10 - Income Taxes (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Income Taxes (Details) [Line Items]
Retained Earnings (Accumulated Deficit)	$ 48,549,691	$ 43,769,485
Allocation of Income to Bad Debt Deductions for Tax Purposes Only [Member]
Note 10 - Income Taxes (Details) [Line Items]
Retained Earnings (Accumulated Deficit)	5,075,000	5,075,000
Unrecognized Tax Benefits	$ 1,878,000	$ 1,878,000